Net Income - Other Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Analysis Of Income And Expense [Abstract]
Dividend income	$ 154	$ 6	$ 246	$ 296
Rental income	70		70	85
Others	154		154	150
Other income	$ 378	$ 14	$ 470	$ 531